NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interests
Schedule of information about non-controlling interests

	2018	2019
Non-controlling interests in net assets of subsidiaries:
Telkomsel	17,770	16,962
GSD	212	229
Metra	174	130
TII	111	107
Total	18,267	17,428

	2017	2018	2019
Non-controlling interests in net income (loss) of subsidiaries:
Telkomsel	10,632	8,899	8,895
TII	6	7	(5)
GSD	(5)	(8)	(42)
Metra	(83)	11	(56)
Total	10,550	8,909	8,792

Telkomsel
Noncontrolling Interests
Schedule of summarized statements of financial position of subsidiaries

	2018	2019
Current assets	20,089	18,621
Non-current assets	62,130	86,000
Current liabilities	(20,775)	(25,137)
Non-current liabilities	(10,667)	(31,017)
Total equity	50,777	48,467
Attributable to:
Equity holders of parent company	33,007	31,505
Non-controlling interest	17,770	16,962

Schedule of summarized statements of profit or loss and other comprehensive income of subsidiaries

	2017	2018	2019
Revenues	93,217	89,258	91,093
Operating expenses	(53,198)	(55,408)	(54,695)
Other income (expense) – net	380	124	(2,321)
Profit before income tax	40,399	33,974	34,077
Income tax expense – net	(10,018)	(8,546)	(8,660)
Profit for the year from continuing operations	30,381	25,428	25,417
Other comprehensive income (loss) – net	(392)	356	(415)
Net comprehensive income for the year	29,989	25,784	25,002
Profit for the year attributable to non-controlling interest	10,632	8,899	8,895
Dividend paid to non-controlling interest	12,334	10,105	8,490

Schedule of summarized statements of cash flows of subsidiaries

	2017	2018	2019
Operating activities	39,564	36,848	41,515
Investing activities	(13,984)	(16,095)	(13,448)
Financing activities	(34,720)	(24,867)	(25,943)
Net increase (decrease) in cash and cash equivalents	(9,140)	(4,114)	2,124